BLUE CHIP INVESTOR FUND (BCIFX)

STATEMENT OF ADDITIONAL INFORMATION

Supplement dated February 8, 2022

to the Statement of Additional Information dated May 1, 2021

Ross C. Provence has concluded his service as a Trustee and the Chairman of the Board, effective immediately. Any references to Ross C. Provence in his capacity as a Trustee and the Chairman of the Board should be disregarded. He continues to serve as President.

George Cossolias has passed away. Any references to his role as a Trustee, Audit Committee member and Audit Committee Chairman should be disregarded.

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The Statement of Additional Information and Prospectus each dated May 1, 2021, each provide information that you should know before investing in the Fund and should be retained for future reference. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference. All of these documents are available upon request and without charge by writing the Transfer Agent at 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 or by calling 1-877-673-3119.

Please retain this Supplement for future reference.